Net financial expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income and other financial income	€ 249	€ 220	€ 279
Financial expenses:
Interest expense and other financial expenses:	929	1,084	1,452
Interest expense on notes	422	568	749
Interest expense on borrowings from bank	259	350	450
Other interest cost and financial expenses	248	166	253
Write-down of financial assets	6	21	76
Losses on disposal of securities	6	5	6
Net interest expense on employee benefits provisions	276	304	341
Total Financial expenses	1,217	1,414	1,875
Net expenses from derivative financial instruments and exchange rate differences	88	151	262
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,305	1,565	2,137
Net Financial expenses	€ 1,056	€ 1,345	€ 1,858